Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of estimated useful lives of property, plant and equipment	The estimated useful lives are as follows:

Leasehold improvements	the shorter of their useful lives or the lease terms
Computers and electronic equipment	3 years
Furniture	3-5 years
Software	3 years
Building	48 years
Building improvement	10 years
Motor vehicles	4 years

Schedule of group's assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy
The following table sets forth the Group’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	Level 1	Level 2	Level 3
	(in thousands)
As of December 31, 2023
Short-term investments:
U.S. Treasury securities	—	13,596	—

Schedule of estimated useful lives of major intangible assets	The estimated useful lives of major intangible assets are as follows:

Trademarks	7 -10 years